Goodwill And Other Intangible Assets	12 Months Ended
Sep. 30, 2012
Goodwill And Other Intangible Assets [Abstract]
Goodwill And Other Intangible Assets

3. Goodwill and Other Intangible Assets

Included on the Company's Consolidated Balance Sheets at September 30, 2012, and 2011 are the following intangible assets gross carrying amounts and accumulated amortization:

(Dollars in millions)	2012	2011
Goodwill	$361.3	361.9

Intangible assets with determinable lives:
Patents
Gross carrying amount	$13.5	13.5
Less: accumulated amortization	13.3	13.3

Net	$0.2	0.2

Capitalized software
Gross carrying amount	$129.8	116.7
Less: accumulated amortization	67.0	57.4

Net	$62.8	59.3

Customer Relationships
Gross carrying amount	$61.4	61.4
Less: accumulated amortization	14.7	11.6

Net	$46.7	49.8

Other
Gross carrying amount	$10.3	10.3
Less: accumulated amortization	10.3	9.6

Net	$—	0.7

Intangible assets with indefinite lives:
Trade names	$121.7	121.8

The Company performed its annual evaluation of goodwill and intangible assets for impairment during the fourth quarter of fiscal 2012 and concluded no impairment existed at September 30, 2012.

The changes in the carrying amount of goodwill attributable to each business segment for the years ended September 30, 2012, and 2011 are as follows:

(Dollars in millions)	USG	Test	Filtration	Total

Balance as of
September 30, 2010	$296.1	30.5	29.1	355.7
Acquisitions/adjustments	1.7	4.3	0.2	6.2

Balance as of
September 30, 2011	297.8	34.8	29.3	361.9
Acquisitions/adjustments	(0.5)	(0.1)	—	(0.6)

Balance as of
September 30, 2012	$297.3	34.7	29.3	361.3

Amortization expense related to intangible assets with determinable lives was $13.3 million, $12 million and $11.6 million in 2012, 2011 and 2010, respectively. The Company recorded $4.7 million, $4.7 million and $4.5 million of amortization expense related to Aclara PLS's TWACS NG software in 2012, 2011 and 2010, respectively. Patents are amortized over the life of the patents, generally 17 years. Capitalized software is amortized over the estimated useful life of the software, generally three to seven years. Customer relationships are generally amortized over twenty years. Intangible asset amortization for fiscal years 2013 through 2017 is estimated at approximately $12 million per year.